As filed with the Securities and Exchange Commission on July 22, 1999.

                          1933 Act Registration File No.   33-_____
                                        1940 Act File No. 811-_____

                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |X|
      Pre-Effective Amendment No.                     |_|
      Post-Effective Amendment No.                    |_|

                                and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      Amendment No.                                        |X|

                         IGAM GROUP FUNDS
        (Exact Name of Registrant as Specified in Charter)

      133 Old Tower Hill Road, Suite 1, Wakefield, RI  02879
          (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code:  (401) 788-0977

          Eugene Y. W. Lee                          Copy to:
          IGAM Group Funds.                Michael P. O'Hare, Esq.
  133 Old Tower Hill Road, Suite 1,     Stradley, Ronon, Stevens & Young, LLP
        Wakefield, RI  02879                 2600 One Commerce Square
(Name and Address of Agent for Service)     Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective

    /_/   immediately upon filing pursuant to paragraph (b)
    /_/   on ____________  pursuant to paragraph (b)
    /_/   60 days after filing pursuant to paragraph (a)(1)
    /_/   on ____________  pursuant to paragraph (a)(1)
    /_/   75 days after filing pursuant to paragraph (a)(2)
    /_/   on ____________  pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

   /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), may determine.

                      THE INTERNET INDEX FUND
                            a series of
                         IGAM GROUP FUNDS

                            PROSPECTUS

                    Dated September [__], 1999



    An index fund using statistical procedures to parallel the
               AMEX/Inter@ctive Week Internet Index


                        Investment advisor:
                        INTEGRITY GLOBAL ASSET MANAGEMENT, INC.
                        Wakefield, Rhode Island



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      The Internet Index Fund

                              Summary

      The Internet is a world-wide network of computers that allows users to easily and efficiently communicate and share data. Currently, the most popular application on the Internet is the World Wide Web, a graphic-user-interface that allows information sharing and data transfer through "web-sites." Other Internet applications include e-mail, Intranet, extranet and electronic commerce.

      The Internet industry consists of various subsectors, including Internet access providers, software developers, hardware manufacturers, companies that provide materials or services to access the Internet, companies that provide content for Internet sites and companies that specialize in providing security for transactions over the Internet. The Internet industry also includes companies that engage in electronic commerce and retailing through the use of the Internet.

      The Fund's investment advisor believes that the Internet is revolutionizing the way we obtain information and communicate with each other, and the way companies do business all over the world. The Internet Index Fund (the "Fund") is a "no-load" index mutual fund designed to provide investors with a convenient and cost-effective way to invest in the Internet industry.

What is the Fund's Investment Objective?

      The investment objective of the Fund is to provide investment results, using statistical procedures, that parallel the investment return of the AMEX/Inter@ctive Week Internet Index.

What is the AMEX/Inter@ctive Week Internet Index?

      An index is an unmanaged group of securities that are selected because their overall performance can be used as a standard to measure investment performance of a particular sector or market.

      The "AMEX/Inter@ctive Week Internet Index," which is also known as the "@Net Index," is a diversified index comprised of a modified market capitalization - weighted group of approximately fifty stocks of companies engaged in Internet or Internet-related activities whose stocks are publicly traded on U. S. exchanges. The companies included in the index (hereafter referred to as the "Index") are selected as being the "key drivers of development of the Internet." The Index was established in October, 1995 and was developed jointly by Inter@ctive Week, a weekly magazine published by Inter@ctive Enterprises L.L.C. and the American Stock Exchange (American Stock Exchange Symbol: IIX). The companies in the Index are selected by a committee of American Stock Exchange and Inter@ctive Week personnel and the Index is reviewed each calendar quarter to add or delete companies that best represent the Internet industry. The American Stock Exchange calculates the Index and adjusts the composition and percentage weightings of the stocks in the Index.

      The historical performance of the Index and a complete listing of the stocks that are currently included in the Index is included in this Prospectus in the section entitled "More Information about the AMEX/Inter@ctive Week Internet Index." The Fund is neither sponsored by, nor affiliated with the American Stock Exchange or Inter@ctive Week magazine.

What are the Fund's Principal Investment Strategies?

      The Fund's investment advisor believes that Internet and Internet-related companies have substantial growth potential. Though Internet stocks may be volatile, the advisor believes that the Internet industry as a whole could continue to outperform the broader securities markets for the foreseeable future.

      In view of the rapid pace of development and change within the Internet industry, it may be very difficult to forecast which companies or industry sectors will be successful and outperform or outgrow other companies or sectors. For these reasons, the Fund's advisor believes that a passive management strategy, or "indexing" approach, is a particularly effective way for investors to participate in the investment performance of the Internet industry over the long term.

      A passively managed "index" fund seeks to match, as closely as possible, the performance of an established securities index. An index fund does this by holding all, or a representative sample, of the securities in the index. The advisor to an index fund does not buy and sell securities based on research and analysis in an attempt to outperform the particular index. Instead, an index fund seeks to mirror what the target index does, for better or worse. Index funds have operating expenses and transaction costs, and generally keep a portion of their assets in cash or cash equivalent investments, in order to be ready to meet redemption requests. Therefore, while the performance for an index fund is expected to track the target index closely, it will generally be less than that of the index itself.

      In order to track the Index as closely as possible, the Fund will remain substantially fully invested in the stocks that are included in the Index, in roughly the same proportions as the stocks are represented in the Index. As the Fund receives cash from new investors, or processes redemption requests from shareholders, the Fund will purchase or sell securities in an effort to attempt to approximate the return of the Index. Also, the Fund's investments are reviewed and adjusted each quarter to reflect any quarterly adjustments in the Index, in an effort to track the Index as closely as possible.

      Because the Fund is a passively managed index fund, it generally takes a buy-and-hold approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and tax efficiencies for shareholders.

What are the Main Risks of Investing in the Fund?

      The Fund may involve significantly greater risks than a mutual fund that diversifies its investments among many industries, or one that does not invest in the Internet industry. The share price of the Fund will go up and down and you could lose money.

      Any investment in the Internet industry involves special risks because the Industry is subject to rapid technological change and development. Companies in the industry are exposed to a high risk that their products or services may quickly become obsolete. Also, increasing competition, rapidly changing markets, frequent mergers or acquisitions of Internet companies and changes in strategic alliances among various Internet businesses, all may have a significant effect on the financial condition of companies in the Internet industry. Changes in government policies, such as telephone and cable regulations and antitrust enforcement and the need for regulatory approvals, can also have a material effect on companies in the industry.

      Many of the companies included in the Index have a smaller market capitalization (less than $1 billion) and may be unseasoned companies (those with less than a three year operating history). Investments in smaller and unseasoned companies present greater risks than securities of larger or more established companies. Small or unseasoned companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They also may lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their businesses. Due to these and other factors, small and unseasoned companies may suffer significant losses, as well as realize substantial growth.

      Historically, the prices of stocks of smaller companies have been more volatile than stocks of larger companies and are, therefore, more speculative than stocks of larger companies. You should expect that the price of the Fund's shares will also fluctuate more than shares of a mutual fund that invests primarily in larger stocks.

      The Fund is authorized to invest a portion of its assets in futures and options contracts. Losses (or gains) involving these investments can be substantial in relation to the amount of money deposited to enter into the contract. For this reason, the Fund will not use these types of investments as leveraged investments.

      The Fund could be adversely affected if the computer systems used by the Fund, its advisor or other service providers do not function properly when processing date-related information on or after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund is taking steps it believes are reasonably designed to address the Year 2000 Issue for computer systems that it uses and has obtained reasonable assurances that similar steps are being taken by its major service providers. Fund management does not currently anticipate that the Year 2000 Issue will have any material negative impact to the Fund.

      The Year 2000 Issue is also of critical concern to the companies that are included in the Index, because they are heavily involved in computer-related technology. If the Year 2000 Issue has a negative impact on the stock price of any of the companies in the Index, the Fund will be affected by that impact.
Who May Want to Invest in the Fund?

      The Fund may be appropriate for investors who want to participate in the investment performance of the Internet industry over the long term, by following a simple, cost-efficient indexing approach.

      The Fund is designed for long-term investors who want to allocate a portion of the investments to aggressive equity investing and who understand and are willing to accept the risk of loss associated with investing in Internet stocks. Investors should be willing to accept the above average price fluctuations that the Fund is expected to experience.

      The Fund is not a complete investment program.

What is the Fund's Past Performance?

      Since this is a new fund, there is no past performance history. The performance of the Index since its inception in 1995 is set forth below under the heading "More about the AMEX/Inter@ctive Week Internet Index."

What are the Fund's Fees and Expenses?

      The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

      Shareholder Fees (fees paid directly from your investment)

      Sales Charges (Loads) on Purchases                     None
      Sales Charges (Loads) on Reinvested Dividends
      and Other Distributions                                None
      Deferred Sales Charges (Loads)                         None
      Redemption Fee (as a percentage of amount
      redeemed, if shares are redeemed within one            1.00%1
      year of purchase)
      Account Fees                                           None 2

      1. The Fund's custodian  charges a $12.00 fee for outgoing wire transfers.
      2. IRA accounts are subject to an annual trustee fee of $12.50.

      Annual Fund Operating Expenses (expenses deducted from Fund assets)

          Management Fees                              0.65%
          Distribution and/or Service (12b-1) Fees     0.25%
          Other Expenses                               0.50%
          Total  Annual  Fund  Operating  Expenses     1.40%

     *IGAM has voluntarily agreed to waive its management fees or make payments to limit expenses of the Fund, if necessary to ensure that Total Annual Fund Operating Expenses do not exceed 1.40% during the Fund's first year of operations. This voluntary arrangement can be terminated at any time.

      Example

      The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year            3 Years
                      $251              $457

      You would pay the following expenses if you did not redeem your shares:

                     1 Year            3 Years
                      $147              $457

  More Information About the AMEX/Inter@ctive Week Internet Index

The AMEX/Inter@ctive Week Internet Index, also known as the @Net Index (and referred to herein as the "Index") is an index comprised of approximately fifty stocks of companies in the Internet industry whose shares are publicly traded on U.S. stock exchanges. The Index is intended to provide the broadest possible representation of publicly traded companies in the Internet industry. The Index includes companies from the following sectors: Commerce Technologies and Service; Content Services; Internet Software; and Security. Each calendar quarter, a committee re-evaluates the publicly traded companies in the Internet industry and determines whether to add additional stocks to the Index or remove stocks from the Index.

The following table shows the performance of the Index since its inception in October, 1995. Please note that the performance shown is not the performance of the Fund and is not intended to predict or suggest the return that might be experienced by an investor in the Fund. The Fund will attempt to track the Index as closely as possible, but the performance of the Fund will be less than the performance of the Index because the Fund is subject to operational and transaction costs, while the Index is not.

      Period                                   Total Return
      1995 (last three months)                 15.93%
      1996                                     4.67%
      1997                                     6.62%
      1998                                     145.35%
      1999 (first six months)                  46.35%
      The average annual total return of the Index since its inception was 50.71% per year.

The Index is a modified capitalization-weighted index. This means that the Index restricts the weighting of the largest component stocks (based on market capitalization) as follows: (1) the weight of any single component securities in the Index may not account for 25% or more of the total value of the Index; (2) the five highest weighted component securities in the Index may not in the aggregate account for more than 50% of the weight of the Index; and (3) the aggregate weight of those component stocks which individually represent less than 5% of the total value of the Index must account for at least 50% of the total value.

The following is a list of the forty seven stocks that compromised the Index as of May 30, 1999. The Index can change quarterly, so this listing is only a "snapshot" of the Index at one point in time.

----------------------------------------------------------------------
Company Name                Symbol  Company Name              Symbol
----------------------------------------------------------------------
----------------------------------------------------------------------
Adobe Systems, Inc.         ADBE    Mindspring Enterprises,   MSPG
                                      Inc.
----------------------------------------------------------------------
----------------------------------------------------------------------
Amazon.com, Inc.            AMZN    Network Associates, Inc.  NETA
----------------------------------------------------------------------
----------------------------------------------------------------------
America Online, Inc.        AOL     Network Solutions, Inc.   NSOL
----------------------------------------------------------------------
----------------------------------------------------------------------
At Home Corporations, Inc.  ATHM    Newbridge Networks Corp.  NN
----------------------------------------------------------------------
----------------------------------------------------------------------
Broadcast.com Inc.          BCST    Novell, Inc.              NOVL
----------------------------------------------------------------------
----------------------------------------------------------------------
BroadVision, Inc.           BVSN    ONSALE, Inc.              ONSL
----------------------------------------------------------------------
----------------------------------------------------------------------
CD Now, Inc.                CDNW    Open Market, Inc.         OMKT
----------------------------------------------------------------------
----------------------------------------------------------------------
CheckFree Holdings          CKFR    Pairgain Technologies,    PAIR
Corporation                         Inc.
----------------------------------------------------------------------
----------------------------------------------------------------------
CheckPoint Software Tech.   CHKP    Priceline.com, Inc.       PCLN
Ltd.
----------------------------------------------------------------------
----------------------------------------------------------------------
Cisco Systems, Inc.         CSCO    PSINET, Inc.              PSIX
----------------------------------------------------------------------
----------------------------------------------------------------------
CMGI, Inc.                  CMGI    QUALCOMM, Inc.            QCOM
----------------------------------------------------------------------
----------------------------------------------------------------------
C/NET Inc.                  CNET    QWEST Communications      QWST
                                    Int'l Inc.
----------------------------------------------------------------------
----------------------------------------------------------------------
Cybercash, Inc.             CYCH    RealNetworks, Inc.        RNWK
----------------------------------------------------------------------
----------------------------------------------------------------------
DoubleClick Inc.            DCLK    Security Dynamics         SDTI
                                    Technologies
----------------------------------------------------------------------
----------------------------------------------------------------------
E*TRADE Group, Inc.         EGRP    Silicon Graphics, Inc.    SGI
----------------------------------------------------------------------
----------------------------------------------------------------------
EarthLink Network, Inc.     ELNK    SportsLine USA, Inc.      SPLN
----------------------------------------------------------------------
----------------------------------------------------------------------
eBay, Inc.                  EBAY    Spyglass, Inc.            SPYG
----------------------------------------------------------------------
----------------------------------------------------------------------
Exodus Communication, Inc.  EXDS    Sterling Commerce, Inc.   SE
----------------------------------------------------------------------
----------------------------------------------------------------------
Harbinger Corporation       HRBC    Sun Microsystems, Inc.    SUNW
----------------------------------------------------------------------
----------------------------------------------------------------------
Infoseek Corporation        SEEK    3Com Corporation          COMS
----------------------------------------------------------------------
----------------------------------------------------------------------
Inktomi Corporation         INKT    USWeb Corporation         USWB
----------------------------------------------------------------------
----------------------------------------------------------------------
Intuit, Inc.                INTU    VeriSign, Inc.            VRSN
----------------------------------------------------------------------
----------------------------------------------------------------------
Level 3 Communications,     LVLT    Vocal Tec                 VOCL
Inc.                                Communications, Inc.
----------------------------------------------------------------------
----------------------------------------------------------------------
Macromedia, Inc.            MACR    Yahoo! Inc.               YHOO
----------------------------------------------------------------------

    More Information About the Fund's Investment Strategies

In addition to investing directly in the stocks that make up the Index, the Fund may invest, to a limited extent, in futures or options contracts, which are types of derivatives that enable the Fund to simulate investment in the stocks that make up the index and have the same effect as if the Fund held these stocks. These types of investments are used to keep cash on hand to meet redemptions or other needs. They are also used to reduce transaction costs and are used when the Fund's investment advisor determines that these investments are favorably priced when compared to direct purchases of securities.

The Fund will not use futures or options contracts as leveraged investments that magnify the gains or losses of an investment. Instead, the Fund will keep separate cash reserves or other liquid portfolio securities in the amount of the obligation underlying the contract. No more than 5% of the Fund's assets may be applied towards the deposits required on futures contracts, and the value of all futures contracts in which the Fund acquires an interest cannot exceed 20% of the Fund's total assets.

In order to increase the Fund's income, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors. The lending of securities is a common practice in the securities industry.

For cash management purposes, the Fund may invest in short-term fixed income securities, including U.S. Government securities, bank obligations, commercial paper or repurchase agreements. The Fund is authorized to invest up to 100% of its total assets in such investments for temporary or defensive purposes in response to extreme or adverse market, economic or other conditions.

The investment objective and policies of the Fund are not fundamental and so may be changed by the Board of Trustees without shareholder approval. However, shareholders would be notified prior to a material change

                      Management of the Fund

IGAM Group Funds was organized as a Delaware business trust on July 16, 1999 and is operated under the supervision of a Board of Trustees. The Fund is the first mutual fund within the IGAM Group Funds family.

Investment Advisor. The Fund's investment advisor is Integrity Global Asset Management, Inc. ("IGAM"). IGAM is a [federally] registered investment advisory firm founded in April, 1997 that previously provided asset management services for individuals and institutional clients. The firm no longer manages client assets outside of the Fund. IGAM's principal office is located at 133 Old Tower Road, Suite 1, Wakefield, Rhode Island 02879.

IGAM has entered into an Investment Management Agreement with IGAM Group Funds under which IGAM is responsible for the purchase and sale of securities held by the Fund. IGAM uses statistical techniques to track the composition and weighting of the stocks in the index, and to continually rebalance the Fund's portfolio of investments in an effort to track the performance of the index as closely as possible. The advisor is also responsible for selecting brokers or dealers to execute securities transactions for the Fund. For its services, IGAM receives annual fees from the Fund equal to 0.65% of the Fund's average daily net assets.

Eugene Y.W. Lee, Ph.D., is the President and founder of IGAM and the Chief Portfolio Manager for the Fund. He is also the Vice President and Treasurer of IGAM Group Funds, and serves on its Board of Trustees. Dr. Lee was Assistant Professor of Finance at University of Missouri - Columbia from 1986 to 1992 and has been Assistant and Associate Professor at the University of Rhode Island since 1992. Dr. Lee received his Master of Arts degree in Mathematics from the University of Texas at Austin in 1985 followed by his doctoral degree in Finance in 1986.

Keith M. Moore, CFA, also acts as a Portfolio Manager for the Fund and assists Dr. Lee in the day-to-day management of the Fund's portfolio. He is a Vice President of IGAM and has more than fifteen years of investment management experience. From 1997 through June, 1999, Mr. Moore was President of Jupiter Capital, L.L.C., a closed-end fund and, from October 1996 to August 1997, he was a Partner and Portfolio Manager at Brook Asset Management, L.L.C. Previously, Mr. Moore was a Partner at Neuberger & Berman from 1989 to 1996, and Senior Vice President at Donaldson, Lufkin & Jenrette from 1983 to 1989. Mr. Moore received his Bachelor of Science degree from the University of Rhode Island in 1974 and his Master of Business Administration degree from New York University in 1978.

Fund Administrator, Accounting and Transfer Agent. Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 ("Firstar") serves as the Fund's administrator, accounting agent and transfer agent. Firstar assists in the daily business operations of the Fund, provides accounting services which include the daily pricing of the Fund's shares, maintains shareholder records and provides shareholder services.

                      Pricing of Fund Shares

The shares of the Fund are priced at the net asset value per share ("NAV"), which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. eastern time) on each day that the New York Stock Exchange is open for unrestricted trading. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/# of shares = NAV). The expenses and fees of the Fund, which are accrued daily, are included in the calculation of the NAV.

The Fund's portfolio securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange that day. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith, or under procedures approved by, the Board of Trustees. The Fund may use independent pricing services to assist in calculating NAV.

                    Marketing and Distribution

The principal underwriter and national distributor for the Fund's shares is T.O. Richardson Securities, Inc., located at Bridgewater Road, Farmington, Connecticut 06032. T.O. Richardson is a federally registered broker-dealer firm and is a member in good standing of the National Association of Securities Dealers, Inc.

Shareholder Servicing and Distribution Plan. Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund is authorized to pay the distributor, the advisor or others shareholder servicing and/or distribution fees at the annual rate of 0.25% of the average daily net assets of the Fund. Such fees will be used to reimburse persons who make payments for administration, shareholder services and distribution assistance for the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials to prospective investors. The Fund understands that third parties also may charge fees to their clients who are beneficial owners of Fund shares in connection with their client accounts. These fees would be in addition to any amounts paid by the Fund under the Plan.

                      How to Purchase Shares

You may purchase shares at the first net asset value calculated after Firstar receives your purchase order in proper form. Shares of the Fund are sold at net asset value without a sales charge. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so.

Minimum Purchase Amounts. The minimum amount that you may invest in the Fund is as follows:

                                     Minimum         Minimum
                                     Initial       Subsequent
        Type of Account              Purchase       Purchase
      Regular Accounts                $2,500          $100
      Individual Retirement            $500           $100
      Accounts

The Fund reserves the right to vary or waive the initial and subsequent investment minimum requirements at any time.

Initial Purchases

By Mail - You may purchase shares of the Fund by completing and signing the application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) or money order made payable to The Internet Index Fund, and sending it to one of the addresses listed below. A service fee of $25 will be deducted from your fund account for any purchases that do not clear due to insufficient funds.



 Regular Mail:                          Overnight or Express Mail:
 The Internet Index Fund                The Internet Index Fund
 c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
 P.O. Box xxx                           615 East Michigan Street, 3rd Floor
 Milwaukee, WI  53201-0701              Milwaukee, WI  53202

Via the Internet - [To Be Provided]

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank. Your bank may charge you a fee for this service. If money is to be wired, you must call Firstar at (800) xxx-xxxx to set up your account and obtain an account number. You should be prepared to provide the information on the application form to the Firstar representative. Then, you should provide your bank with the following information for purposes of wiring your investment.

           Firstar Mutual Fund Services, LLC
           ABA #
           Attn:  IGAM Group:  the Internet Index Fund
           D.D.A. #

      Account Name
                          (Write in account registration name)

      For the Account #
                          (Write in account # assigned by Firstar)

You are required to send a signed application to Firstar by regular or overnight mail at the addresses shown above in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, the Custodian and Firstar are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or Firstar. There is presently no fee for the receipt of wire funds, but the right to charge shareholders for this service is reserved by the Fund.

Subsequent Purchases. You may purchase additional shares of the Fund at any time (minimum of $100) by mail or wire. Each additional mail purchase request must contain the additional investment portion of your shareholder statement or a letter containing your name, the name of your account, your account number and the name of the Fund. Checks should be made payable to Internet Index Fund and should be sent to the Custodian as set forth above under "Initial Purchases - By Mail." A bank wire should be sent as set forth above under "Initial Purchases - By Wire." [Internet Purchases]

Purchasing through Processing Organizations. Shares of the Fund may also be purchased through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares for its customers. When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. Such shares may be transferred into the investor's name following procedures established by the Processing Organization and Firstar. The minimum initial and subsequent investments in the Fund for shareholders who invest through a Processing Organization generally will be set by the Processing Organization. Processing Organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Certain Processing Organizations may receive payments from the Fund under its Distribution and Shareholder Servicing Plan or payments from the Advisor.

Tax Sheltered Retirement Plans. Shares of the Fund may be used as investments in retirement plans such as: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact Firstar for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees and other processing fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about IRA fees by calling Firstar at (xxx) xxx-xxxx.

Automatic Investment Option. The Automatic Investment Plan permits investors to purchase shares of the Fund (minimum initial investment of $500 and minimum subsequent investments of $25 per transaction) at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account designated will be debited in the specific amount, and shares will be purchased once a month, on the twentieth day. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Automatic Investment Plan should call Firstar at (xxx) xxx-xxxxx to obtain the appropriate forms. The Automatic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Automatic Investment Plan involves the continuous investment in the Fund regardless of fluctuating price levels of the Fund's shares, investors should consider their financial ability to continue to purchase through periods of low price levels. The Fund may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee is currently contemplated.

Additional Information. Federal regulations require that investors provide a certified Taxpayer Identification Number (a "TIN") upon opening or reopening an account. See "Tax Considerations." Failure to furnish a certified TIN to the Fund could subject the investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS") and may result in mandatory withholding by the Fund of gain and income distributions.

Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                       How to Redeem Shares

General. You may request redemption of Fund shares at any time. When a request is received in proper form, the Fund will redeem the shares at the next determined net asset value.

The Fund ordinarily will make payment for all shares redeemed within three days after receipt by Firstar of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you purchase Fund shares by check and subsequently submit a redemption request, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. This procedure does not apply to shares purchased by wire payment.

The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days written notice, if the account's net asset value is $2,500 ($500 for IRA's) or less, for reasons other than market conditions, and remains so during the notice period.

Contingent Redemption Fee. A redemption fee of 1% payable to the Fund is imposed on any redemption of shares within one year of the date of purchase. No redemption fee will be imposed to the extent that the net asset value of the shares redeemed does not exceed (1) the current net asset value of shares acquired through reinvestment of dividends or capital gain distributions, plus
(2) increases in the net asset value of an investor's shares above the dollar amount of all such investor's payments for the purchase of shares held by the investor at the time of redemption. If the aggregate value of shares redeemed has declined below their original cost as a result of the Fund's performance, the applicable redemption fee will be applied to the then-current net asset value rather than the purchase price.

In determining whether a redemption fee is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of shares above the total amount of payments for the purchase of shares made during the preceding year; then of amounts representing shares purchased more than one year prior to the redemption; and finally, of amounts representing the cost of shares purchased within one year prior to the redemption.

Redemption Procedures. Shareholders who wish to redeem shares must do so through the Transfer Agent by mail, telephone [or via the Internet].

By mail - Redemption requests by mail must include your letter of instruction (including Fund name, account number, account names(s), address and the dollar amount or number of shares you wish to redeem) and should be addressed to:

Regular Mail:                          Overnight or Express Mail:
The Internet Index Fund                The Internet Index Fund
c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund
Services, LLC
P.O. Box xxx                           615 East Michigan Street,
3rd Floor
Milwaukee, WI  53201-0701              Milwaukee, WI  53202

By Telephone - Shareholders who have elected the telephone redemption option on the shareholder application form may make a telephone redemption request by calling Firstar at (800) xxx-xxxx. Firstar may act on telephone instructions from any person representing himself or herself to be a shareholder and reasonably believed by Firstar to be genuine. The Fund will require Firstar to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it follows such procedures, neither Firstar nor the Fund will be liable for following telephone instructions reasonably believed to be genuine.

During times of drastic economic or market conditions, investors may experience difficulty in contacting Firstar by telephone to request a redemption of Fund shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the Fund's net asset value may fluctuate.

Via the Internet [to be provided]:

Additional Information about Redemptions. A shareholder may have redemption proceeds of $500 or more wired to the shareholder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $15.00 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to Firstar at (800) xxx-xxxx.

Written redemption instructions must be received by Firstar in proper form and signed exactly as the shares are registered. [Firstar to confirm when signature guarantee required]. Firstar has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Stock Exchange Medallion Program and the Securities Transfer Agents Medallion Program ("STAMP"). Such guarantees must be signed by an authorized signatory thereof with "Signature Guaranteed" appearing with the shareholder's signature. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Signature-guarantees may not be provided by notaries public. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Investors may obtain from the Fund or Firstar forms of resolutions and other documentation which have been prepared in advance to assist compliance with the Fund's procedures. Any questions with respect to signature guarantees should be directed to Firstar by calling (800) xxx-xxxx.

Systematic Withdrawal Plan. If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals of $100 or more from your account at regular intervals. Funds will be transferred from your fund account to the account you chose at the interval you select on the New Account Application form. If you expect to purchase additional shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

IRA Redemption. If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

                    Distributions and Taxation

The Fund will distribute substantially all of the net investment income and net capital gains that it has realized in the sale of securities. These income and gains distributions will generally be paid once each year, on or before December
31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV.

Distributions made by the Fund are taxable to most investors (unless the investment is in IRA or qualified retirement plan or account), whether received in cash or additional shares. Income dividends and short-term capital gains are taxed as ordinary income, while long-term capital gains are taxed as such, regardless of how long you own your shares of the Fund. The tax status of distributions made to you, whether ordinary income or long-term capital gain, will be detailed in your annual tax statement from the Fund. If the Fund distributes unrealized gains soon after you purchase shares, a portion of your investment may be returned as a taxable distribution.

A sale or exchange of Fund shares is a taxable event and may result in a capital gain or loss to you if you are subject to tax. Non-U.S. investors may be subject to U.S. withholding and state tax. In addition, distributions from the Fund must withhold 31% of your taxable distributions and proceeds if you do not provide a correct taxpayer identification number ("TIN") or certify that your TIN is correct, or if the IRS instructs the Fund to do so.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

                           Prospectus

                              [Date]

Investment Advisor
Integrity Global Asset Management, Inc.
Wakefield, Rhode Island

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Independent Auditors
-------------------------

Transfer Agent, Fund Accounting Agent,
Fund Administrator
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

Custodian
Firstar Bank Milwaukee, N.A.
Milwaukee, Wisconsin

A Statement of Additional Information (SAI) for the Fund contains more information about the Fund's policies and management and is incorporated by reference into this prospectus. The Fund's annual and semi-annual reports to shareholders will contain additional information about the Fund's investments and a discussion of the market conditions that significantly affected the Fund and the Index during each fiscal year. You may obtain free copies of these documents by:

Telephone:      1-800-xxx-xxxx

Internet:       www.igam.com

Mail: Regular Mail:                          Overnight or Express Mail:
      Internet Index Fund                    Internet Index Fund
      c/o Firstar Mutual Fund Services,      c/o Firstar Mutual Fund Services,
               LLC                                     LLC
      P.O. Box xxx                           615 East Michigan Street, 3rd Floor
      Milwaukee, WI  53201-0701              Milwaukee, WI  53202

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room.

                                       1940 Act File No.  811-xxxxx

                         IGAM Group Funds
                        Internet Index Fund
                 133 Old Tower Hill Road, Suite 1
                        Wakefield, RI 02879
                          (401) 788-0977
                         Website: igam.com

                Statement of Additional Information
                     Dated _____________, 1999

This Statement of Additional Information relates to the Internet Index Fund (the "Fund"), which is the first mutual fund within the IGAM Group Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated xxxxx, 1999. To obtain the Prospectus, please visit the Fund's website, call 1-800-___-____ or write to the Fund as shown below:

 Regular Mail:                          Overnight or Express Mail:
 Internet Index Fund                    Internet Index Fund
 c/o Firstar Mutual Fund Services, LLC  c/o Firstar Mutual Fund Services, LLC
 P.O. Box xxx                           615 East Michigan Street, 3rd Floor
 Milwaukee, WI  53201-0701              Milwaukee, WI  53202

                         TABLE OF CONTENTS

                         [To be completed]

The Fund

IGAM Group Funds (the "Trust") is an open-end investment company which is currently comprised of a single fund called the Internet Index Fund (the "Fund"). The Trust was organized as a business trust under the Delaware Business Trust Act on July 16, 1999. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801 and its principal office is at 133 Old Tower Hill Road, Suite 1, Wakefield, RI 02879. The Fund is a non-diversified, open-end management investment company.

Investment Objective and Strategies

The Fund's investment objective is to provide investment results, using statistical procedures, that parallel the AMEX/Inter@ctive Week Internet Index, a diversified index which is comprised of approximately fifty stocks of publicly traded companies on U. S. exchanges, that are engaged in the Internet and Internet-related activities.

The AMEX/Inter@ctive Week Internet Index, hereafter (the "Index") was developed by the American Stock Exchange and Inter@ctive Week, a biweekly magazine published by Inter@ctive Enterprises L.L.C. The Fund is neither sponsored by nor affiliated with the American Stock Exchange or Inter@ctive Week.

How the Index is Calculated

At its inception in October, 1995, the Index was calculated by weighting all of the component securities according to their market values (a.k.a., market capitalizations) without modification. After the close of trading on March 19, 1999, the Index began using a method of calculation that modifies the weights of the market values of the stocks in the Index.

At the same time, a 3-for-one split was applied to the Index, lowering its overall value. Now, the AMEX/Inter@ctive Week Internet Index (Amex symbol: IIX) is weighted based on the market capitalization of each of the component stocks, subject to the following asset diversification requirements: (1) the weight of any single component stock may not account for 25% or more of the total value of the Index; (2) the five highest weighted component securities in the Index may not in aggregate account for more than 50% of the weight of the Index; and (3) the aggregate weight of those component stocks which individually represent less than 5% of the total value of the Index must account for at least 50% of the total Index value.

In order, to insure that these weighting criteria are met on a quarterly basis, at the time of the IIX Index quarterly share overhaul (taking into account component changes and scheduled share adjustments), the weights for the components stocks will be adjusted by incorporating multipliers determined in accordance with the following plan.

If any component stock exceeds 20% of the total value of the IIX Index, then all stocks greater than 15% of the Index will be reduced to represent 15% of the value of the Index. The aggregate amount by which all component stocks are reduced will be redistributed proportionately across the remaining stocks that represent less than 15% of the Index Value. After this redistribution, if any other stock then exceeds 15%, the stock will be set to 15% of the Index value and the redistribution will be repeated.

If the aggregate weight of the five largest component stocks (following any necessary adjustments made in the first step) is greater than 50% of the Index weight, then the weight of each of the five largest stocks will be scaled down proportionately so that the aggregate weight of the five largest components will be reduced to 45% of the Index. The amount by which the aggregate weight of the five largest stocks exceeds 45% will be redistributed proportionately to those stocks which are not among the five largest component stocks. If any stock as a result of the redistribution exceeds the lesser of 4.0% and the scaled down weight of the fifth largest stock, then the weight of that stock is set at a weight equal to the lesser of 4.0% and the scaled down weight of the fifth largest stock. The redistribution of weight to the remaining stocks is repeated until the entire amount has been redistributed.

If the aggregate weight of those stocks which represent greater than 4.5% of the Index is greater than 45% of the total Index value, then the weight of these component stocks is scaled down proportionately to represent in aggregate 40% of the Index weight. The amount by which these stocks in aggregate exceed 40% will be redistributed proportionately to those stocks which represent less than 4.5% of the index. If as a result of this distribution any component stock exceeds a weight equal to the product of 4.5% and the proportion by which the stocks were scaled down, then the weight of the stock is set equal to the product of 4.5% and the proportion by which the stocks were scaled down. The redistribution of weight to the remaining stocks is repeated until the entire amount has been redistributed.

Additional Investment Information

The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment information set forth in the Fund's Prospectus. The investment practices described below, except for the discussion of certain specified investment policies and restrictions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with the Fund's investment program. The securities in which the Fund may invest include those described below.

Non-Diversified Fund

The Fund is non-diversified under the 1940 Act, which means that there is no restriction under the 1940 Act on how much the Fund may invest in the securities of any one issuer. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Fund's total assets. In addition, the Fund, with respect to 50% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. Nevertheless, as a general matter, the Fund may be more susceptible than a diversified mutual fund to the effects of adverse economic, political or regulatory developments affecting a single issuer or industry sector in which the fund may maintain investments.

Common and Preferred Stock

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specific amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Futures

The Fund may enter into contracts for the purchase or sale for future delivery of securities. The Fund will not use futures contacts as leveraged investments that magnify the gains and losses of an investment. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price and future date. When the Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

The Fund may enter into futures contracts and engage in options on futures to the extent that no more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 20% of the Fund's assets.

The Fund will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, the Fund may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Index Options

The Fund may purchase exchange-listed put and call options on stock indices and sell such options in closing sale transactions. The Fund may purchase call options on indices to temporarily achieve market exposure when the Fund is not fully invested. The Fund may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry. [The Fund may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect the Fund from a decline in value of heavily weighted industries in the Fund's portfolio. Put options on stock indices may be used to protect the Fund's investments in the case of a major redemption.] While the option is open, the Fund will maintain a segregated account with its custodian in an amount equal to the market value of the option.

Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier").

The Fund's purchases of options on indices will subject it to the following risks described below. First, because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.

Second, index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Fund would not be able to close put options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

Third, if the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Convertible Securities

Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities which are consistent with the Fund's investment objective and policies.

Warrants and Rights

The Fund may invest in warrants; however, not more than 10% of the Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Illiquid Securities

The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, certain written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. The Fund's illiquid investments may include privately placed securities which are not registered for sale under the Securities Act of 1933, as amended (the "1933 Act").

Rule 144A Securities

The Fund may invest in securities that are restricted as to resale, but which are regularly traded among qualified institutional buyers because they are exempt under Rule 144A from the registration requirements of the 1933 Act. The Board of Trustees of the Trust has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security, the method of soliciting offers and the mechanics of transfer. Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could affect the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, the Board of Trustees and the Advisor will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

When Issued, Delayed Delivery Securities and Forward Commitments

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its Custodian cash or liquid high-grade debt securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

U.S. Government Securities

U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-payment securities, such as CATs and TIGRs, which are not issued by the U.S. Treasury, and are new therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

Bank Obligations

Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

Loans of Portfolio Securities

The Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations, provided that such loans do not exceed 10% of the Fund's total assets at the time of the most recent loan.. By lending its investment securities, the Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

Repurchase Agreements

When the Fund enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

In the event of bankruptcy or other default by the seller of the security under a repurchase agreement, the Fund may suffer time delays and incur costs or possible losses in connections with the disposition of the collateral. In such event, instead of the contractual fixed rate of return, the rate of return to the Fund would be dependent upon intervening fluctuations of the market value of the underlying security and the accrued interest on the security. Although the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform, the ability of the Fund to recover damages from a seller in bankruptcy or otherwise in default would be reduced.

Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

Reverse Repurchase Agreements

Reverse repurchase agreements involve sales of portfolio securities of the Fund to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Series to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. The Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, the Fund will direct its custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Series in an amount equal to the repurchase price. Any assets held in any segregated securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets held in a segregated account are referred to in this Statement of Additional Information as "Segregated Assets").

A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings and as such, are subject to the same investment limitations.

Borrowing

The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions subject to the fundamental investment restriction described below under the heading "Investment Restrictions." The Fund will not borrow money in excess of 33 1/3% of the value of its total assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Other Investments

The Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed in this SAI and in the prospectus, provided such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions.

Investment Restrictions

Fundamental Investment Policies and Restrictions: The Fund has adopted the following fundamental investment policies and restrictions which cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of: (i) more than 50% of the outstanding voting securities of the fund; or (ii) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

Concentration: The Fund has adopted a policy of concentrating in securities issued by companies within the Internet industry but will, otherwise, not make investments that result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a fund concentrates its investments in a particular industry if more than 25% of its net assets is invested in issuers within the industry.

Senior Securities & Borrowing: The Fund may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

Underwriting: The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Real Estate: The Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities: The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Lending: The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Policies and Restrictions: In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus and this SAI, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

Other Investment Companies: The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

Illiquid Securities: The Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

In applying the Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Management of the Fund

The Trust is governed by a Board of Trustees. The Board of Trustees consists of [seven] individuals, four of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" of the investment advisor or of the Trust, as defined in Section 2(a)(19) of the 1940 Act, are noted with an asterisk (*).


----------------------------------------------------------------------
    Name and Address       Age       Position          Principal
                                                  Occupations during
                                                  the Past Five Years
----------------------------------------------------------------------
----------------------------------------------------------------------
George Hadfield III*        60    President and   Retired Private
111 Harrison Avenue, MH5          Trustee         Investor, General
Newport, RI 02840                                 Partner of East
                                                  Bay International
                                                  Fund, New York
                                                  (1988-96), Vice
                                                  Pres.
                                                  Institutional
                                                  Sales, Saloman
                                                  Brothers, Inc.,
                                                  New York (1982-88)
----------------------------------------------------------------------
----------------------------------------------------------------------
Eugene Y.W. Lee, Ph.D.*     48    Vice            President,
310 Spring Valley Dr.             President,      Integrity Global
East                              Treasurer       Asset Management,
Greenwich, RI 02818                               Inc. Associate
                                                  Professor of
                                                  Finance University
                                                  of Rhode Island
----------------------------------------------------------------------
----------------------------------------------------------------------
Jong Ho Hwang*              29    Secretary and
                                  Trustee
----------------------------------------------------------------------

* This trustee is deemed to be an interested person as defined in the 1940 Act.

Trustee Compensation

For their service as directors, the independent trustees receive $8,000 per year, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The interested trustees of the Fund receive no compensation for their service as directors.

Control Persons and Principal Holders of Securities

As of June 30, 1999, there were no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.

Management Ownership

As of June 30, 1999, the officers and trustees of the Fund as a group own less than 1% of the outstanding shares of the Fund.

Investment Advisor

Integrity Global Asset Management, Inc., is a Delaware corporation that serves as an investment advisor to the Fund pursuant to a Investment Management Agreement dated xxx, 1999.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the trustees of the Trust who are neither parties to the Agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval. The Investment Advisor's decisions are made subject to direction of the Fund's Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and trustees.

Under the Agreement, Integrity Global Asset Management, Inc. furnishes investment advice to the Fund by continuously reviewing the portfolio and recommends to the Fund, when, and to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Investment Advisor:

(1) renders research, statistical and advisory services to the Fund;

(2) makes specific recommendations based on the Fund's investment requirements;

(3) pays the salaries of those of the Fund's employees who may be officers or directors or employees of the Investment Advisor.

For these services, the Trust, on behalf of the Fund, has agreed to pay to Integrity Global Asset Management, Inc. an annual fee of 0.65% of the Fund's average daily net assets. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds.

Code of Ethics

Both the Fund and the investment advisor have adopted a Code of Ethics that governs the conduct of employees of the Fund and advisor who may have access to information about the Fund's securities transactions. The Code recognizes that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Code requires preclearance of personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by the Fund or other clients of the advisor; and prohibitions against personal trading of initial public offerings. Material violations of the code are subject to review by the Trustees and could result in severe penalties.

Administrative Services

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, N.A., will provide administrative personnel and services (including blue-sky services) to the Fund. Firstar provides these services at an annual minimum fee of $xxxxx. Firstar Mutual Fund Services, LLC charges the Fund an annual fee of xxx% of average daily net assets on the first $200 million, xxx% on the next $500 million and xxx% on the balance. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

Custodian

Firstar Bank Milwaukee, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank Milwaukee, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Distributor

T.O. Richardson Securities, Inc. (the "Distributor"), located at 2 Bridgewater Road, Farmington, Connecticut, 06032 serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of ____________ __, ____ (the "Distribution Agreement"). T.O. Richardson Securities, Inc. is registered as a broker-dealer under the 1934 Act and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

Distribution and Shareholder Servicing Plan

The Board of Trustees has adopted a Distribution and Shareholder Serving Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Rule") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to reimburse the Distributor or others for certain activities relating to the distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.25% of the Fund's average net assets on an annual basis. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment.

The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan authorizes the use of distribution fees to pay, or reimburse expenses incurred by, banks, broker/dealers and other institutions which provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Fund, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Such services may be performed by the Distributor, the Advisor or others.

The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. The Trustees approved the Plan on -------------- --, -----.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

Pricing of Shares

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U. S. securities exchange or Nasdaq for which market quotations are readily available at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.
S. securities and listed U. S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Fund.

Shares of Beneficial Interest

The Trust is a series business trust that currently offers one series of shares. The beneficial interest of the Trust is divided into an unlimited number of shares, with a par value of $0.001 each. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Trustees. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the stockholder's address of record.

Special Incentive Programs

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Advisor, in its discretion may from time to time, pursuant to objective criteria established by the Advisor, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.

Investing Through Authorized Dealers

If any authorized dealer receives an order of at least $2,500, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the New York Stock Exchange on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the net asset value per share determined as of the close of trading on the New York Stock Exchange on that day. Otherwise, the orders will be effected at the next determined net asset value. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

Redemption of Shares

To redeem shares, shareholders may send a written request to:

        Regular Mail:                  Overnight or Express Mail:
        The Internet Index Fund        The Internet Index Fund
        c/o Firstar Mutual Fund Services, LLC c/o Firstar Mutual Fund Services, LLC
        P.O. Box xxx                   615 East Michigan Street,
        3rd Floor
        Milwaukee, WI  53201-0701      Milwaukee, WI  53202

The written letter of instructions must include

o include the investor's social security number or tax identification number,

o     the fund name,

o     the account number,

o     the share or dollar amount to be redeemed, and

o     signature by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

o a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Portfolio Transactions and Turnover

The Fund's portfolio securities transactions are placed by the Investment Advisor. The objective of the Fund is to obtain the best available prices in its portfolio transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Investment Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Investment Advisor and its clients. In transactions on equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Investment Advisor, better prices and executions are available elsewhere.

The Investment Advisor, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or the Investment Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following; information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Investment Advisor may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and not all such services will be used by the Investment Advisor in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, the Advisor may from time-to-time receive services and products which serve both research and non-research functions. In such event, the Advisor makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

The Investment Advisor provides investment advisory services to individuals and other institutional clients, including corporate pension plans, profit-sharing and other employee benefit trusts, and other investment pools. There may be occasions on which other investment advisory clients advised by the Investment Advisor may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Investment Advisor may average the transactions as to price and allocate the amount of available investments in a manner which is believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, the Investment Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. However, the Fund is not managed in a manner designed to maximize tax efficiencies or reduce transaction costs, and securities will be purchased and sold without regard to such factors as the advisor deems appropriate. Of course, when selling portfolio securities, the advisor will attempt to minimize taxable gains. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an Automatic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.

Distributions of Net Investment Income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitute its net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Information on the Tax Character of Distributions. The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Taxes

Election to be Taxed as a Regulated Investment Company. The Fund intends to be treated as a regulated investment company under Subchapter M of the Code, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's available earnings and profits.

Excise Tax Distribution Requirements. The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption of Fund Shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

Dividends-Received Deduction for Corporations. Dividends paid by the Fund will generally qualify in part for the 70% dividends-received deduction for corporations, but the portion of the dividends so qualifies depends on the aggregate taxable qualifying dividend income received by such Fund from domestic (U.S.) sources. The Fund will send to shareholders a statement each year advising the amount designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities. The Fund may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to the Fund or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Performance Information

Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                          P(1 + R)n = ERV

where P equals a hypothetical initial payment of $1,000; R equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Cumulative Total Return

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components or income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Other Information

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

In addition to the Index, the Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly-traded companies.

o The Nasdaq Composite Index - The Nasdaq Composite Index is a broad-based market capitalization-weighted index of all Nasdaq stocks.

Auditors

[_______________________] serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

Financial Statements

                   [To be provided by amendment]

                         IGAM GROUP FUNDS

                              PART C

                         OTHER INFORMATION

Item 23.   EXHIBITS

      (a) (1) Registrant's Agreement and Declaration of Trust dated as of July 15, 1999.

           (2)  Certificate of Trust dated July 15, 1999

      (b)  By-Laws of Registrant.*

      (c)  Instruments Defining the Rights of Holders.*

      (d)  Form  of   Investment   Management   Agreement   between
           Integrity   Global  Asset   Management,   Inc.  and  the
           Registrant on behalf of The Internet Index Fund. *

      (e) Form of Distribution Agreement between T.O. Richardson Securities, Inc and the Registrant on behalf of The Internet Index Fund. *

      (f)  Bonus, Profit Sharing, Pension or Other Similar Plans

                Not Applicable.

      (g)  Form  of  Custodian   Servicing  Agreement  between  the
           Registrant and Firstar Bank Milwaukee, N.A. on behalf of The Internet Index Fund.

      (h)  Other Material Contracts.

                (1) Form of Fund Accounting Servicing Agreement between Firstar Mutual Fund Services, LLC and the Registrant on behalf of The Internet Index Fund.

                (2) Form of Fund Administration Servicing Agreement between Firstar Mutual Fund Services, LLC and the Registrant on behalf of The Internet Index Fund

                (3) Form of Transfer Agent Servicing Agreement between Firstar Mutual Fund Services, LLC and the Registrant on behalf of The Internet Index Fund.

      (i)  Opinion and Consent of Counsel.*

      (j)  Other Opinions and Consents.

                Not Applicable

      (k)  Financial Statements Omitted from Item 22.

                Not Applicable.

      (l)  Initial Capital Agreements

                Not Applicable

      (m)  12b-1 Plans*

      (n)  Financial Data Schedule.

                Not Applicable

      (o)  Multiple Class Plans Under Rule 18f-3.

                Not Applicable.

 *To be filed by amendment.


Item 24.  PERSONS  CONTROLLED  BY OR UNDER COMMON  CONTROL OF THE
          REGISTRANT.

                None.

Item 25   INDEMNIFICATION.

                Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

                Subject to the standards and restrictions set forth in the Fund's Agreement and Declaration of Trust, the Delaware Business Trust Act, Section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

                The Agreement and Declaration of Trust provides that the officers and Trustees shall not be liable for any act or omission of any agent or employee of the Trust, any Investment advisor or Principal underwriter of the Trust, or with respect to each Trustee or officer, the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

                The By-Laws provide that in actions by others than the Trust, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Trust, the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

                Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

      No indemnification shall be made under the provisions of the By-laws:

           (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

           (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

           (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

                To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

                Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws:

           (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or

           (b) A written opinion by an independent legal counsel.

                To the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person's capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of this Article.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                In addition to acting as the investment manager of the Trust, Integrity Global Asset Management, Inc. provides brokerage services and related investment advice to institutional and individual investors.


Item 27.   PRINCIPAL UNDERWRITERS.

      (a) T.O. Richardson Securities, Inc., the only principal underwriter of the Registrant, acts as principal underwriter, depositor or investment advisor for the following other investment companies:

          Information to be provided

      (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

       Name and Principal    Position and Offices   Position and Offices
       Business Address      with Underwriter       with Registrant

      (c) Not applicable.


Item 28.   LOCATION OF ACCOUNTS AND RECORDS.

                All records described in Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules [17 CFR 270.31a-1 to 31a-3] promulgated thereunder, are maintained by the Registrant's Investment Advisor, Integrity Global Asset Management, Inc., 133 Old Tower Hill Road, Suite 1, Wakefield, RI 02879, except for those maintained by the Registrant's custodian, Firstar Bank Milwaukee, N.A., 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 and the Registrant's Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 29.   MANAGEMENT SERVICES.

                All management services are covered in the management agreement between the Registrant and Integrity Global Asset Management, Inc., as discussed in Parts A and B.

Item 30.   UNDERTAKINGS.

                None.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wakefield and State of Rhode Island on the 20th day of July, 1999.


                          IGAM GROUP FUNDS
                          (Registrant)

                          By:  /s/ Eugene Y.W. Lee, Ph.D.

                                   Eugene Y.W. Lee, Ph.D.
                                   Vice President and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title               Date

/s/  Eugene Y.W. Lee, Ph.D.   Vice President,     July 20, 1999
     Eugene Y.W. Lee, Ph.D.   Treasurer
                              and Trustee

/s/  George Hadfield III      President           July 20, 1999
     George Hadfield III      and Trustee

/s/  Jong Ho Hwang            Secretary           July 20, 1999
     Jong Ho Hwang            and Trustee

                           EXHIBIT INDEX

      Ex. 99.23(a)(1)    Agreement and Declaration of Trust

      Ex. 99.23(a)(2)    Certificate of Trust dated July 15, 1999

      Ex. 99.23(g)       Form of Custodian Agreement between
                         Registrant and Firstar Bank Milwaukee, N.A.

      Ex 99.23(h)(1)     Form of Fund Accounting Agreement between
                         Registrant and Firstar Mutual Fund Services,
                         LLC

      Ex 99.23(h)(2)     Form of Fund Administration Agreement between
                         Registrant and Firstar Mutual Fund Services,
                         LLC

      Ex 99.23(h)(3)     Form of Transfer Agent Agreement between
                         Registrant and Firstar Mutual Fund Services,
                         LLC